Assets Held for Sale and Discontinued Operations - Assets Held For Sale (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 EUR (€)
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	$ 1,399		$ 638
Additions	14,089		10,918
Impairment	(11,643)		(585)
Foreign exchange	57		(1)
Proceeds from disposal	(2,399)		(11,203)
Gain on disposal			1,632
Assignment of liabilities held for sale	(1,281)
Ending balance	222		1,399
Whistler Alpha Lake
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	0		638
Additions	0		0
Impairment	0		0
Foreign exchange	0		0
Proceeds from disposal	0		(2,270)
Gain on disposal			1,632
Assignment of liabilities held for sale	0
Ending balance	0		0
European R&D Facility & Land
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	0		0
Additions	0		8,919
Impairment	0		(600)	€ (0.4)
Foreign exchange	0		(1)
Proceeds from disposal	0		(8,333)	€ (5.8)
Gain on disposal			0
Assignment of liabilities held for sale	0
Ending balance	0		0
Equipment
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	1,200		0
Additions	0		1,800
Impairment	0		0
Foreign exchange	0		0
Proceeds from disposal	(1,200)		(600)
Gain on disposal			0
Assignment of liabilities held for sale	0
Ending balance	0		1,200
ICC
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	199		0
Additions	14,089		199
Impairment	(11,643)		0
Foreign exchange	57		0
Proceeds from disposal	(1,200)	$ (0.9)	0
Gain on disposal			0
Assignment of liabilities held for sale	(1,281)
Ending balance	$ 222		$ 199